Schedule I - Additional Information of Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income(loss) and expenses
Selling and marketing expenses	¥ (1,367,028)	$ (187,282)	¥ (1,250,860)	¥ (1,536,052)
General and administrative expenses	(306,782)	(42,029)	(265,981)	(230,421)
Other operating income	53,434	7,320	36,264	41,238
Interest income	26,861	3,680	37,875	17,780
Interest expense	(15,016)	(2,057)	(7,056)	(6,163)
Share of loss in equity method investment	(64,664)	(8,859)	(50,374)	(6,471)
Other income, net	(41,256)	(5,652)	(5,887)	38,791
Net loss	(8,229)	(1,128)	(156,250)	(2,467,937)
Foreign currency translation adjustments	7,356	1,008	8,883	(30,030)
Total comprehensive loss	(873)	(120)	(147,367)	(2,497,967)
Parent Company
Income(loss) and expenses
Selling and marketing expenses			(72)
General and administrative expenses	(15,285)	(2,094)	(15,079)	(15,909)
Other operating income	18,360	2,515	9,512	22,869
Interest income	2	0
Interest expense				(1,297)
Share of loss in equity method investment	(14,213)	(1,947)	(12,644)
Other income, net	7,921	1,085	50,480	207,914
Equity in losses of subsidiaries, and share of loss from former VIE and former VIE's subsidiaries	(5,014)	(687)	(188,447)	(2,681,514)
Net loss	(8,229)	(1,128)	(156,250)	(2,467,937)
Foreign currency translation adjustments	7,356	1,008	8,883	(30,030)
Total comprehensive loss	¥ (873)	$ (120)	¥ (147,367)	¥ (2,497,967)